Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064
333-179272
333-183060

TIAA-CREF Life Separate Account VLI-1

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Separate Account VLI-2

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER (1)

dated August 10, 2015 to the

Intelligent Life® VUL and Intelligent Life® Survivorship VUL Prospectus

dated May 1, 2015, as supplemented

Intelligent Variable Annuity® Prospectus

dated May 1, 2015, as supplemented

M Intelligent VUL Prospectus

dated May 1, 2015 as supplemented

M Intelligent Survivorship VUL Prospectus

dated May 1, 2015 as supplemented

This supplement amends a certain disclosure in the above-referenced prospectuses for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

Dimensional Fund Advisors — DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional Fund Advisors — DFA INVESTMENT DIMENSIONS GROUP INC. changed their annual portfolio operating expenses effective 2/28/2015, and 7/21/2015 in the following prospectuses:

Intelligent Life VUL & Intelligent Life Survivorship VUL

Intelligent Variable Annuity

M Intelligent VUL

M Intelligent Survivorship VUL

Portfolio	Management Fees	Distribution (12b-1) or Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
DFA VA Global Bond Portfolio	0.23%	0.00%	0.02%	0.00%	0.25%	0.00%	0.25%
DFA VA Global Moderate Allocation Portfolio	0.25%	0.00%	0.15%	0.26%	0.66%	0.26%	0.40%
DFA VA International Small Portfolio	0.50%	0.00%	0.09%	0.00%	0.59%	0.00%	0.59%
DFA VA International Value Portfolio	0.40%	0.00%	0.06%	0.00%	0.46%	0.00%	0.46%
DFA VA Short-Term Fixed Portfolio	0.25%	0.00%	0.02%	0.00%	0.27%	0.00%	0.27%
DFA VA US Large Value Portfolio	0.25%	0.00%	0.02%	0.00%	0.27%	0.00%	0.27%
DFA VA US Targeted Value Portfolio	0.35%	0.00%	0.02%	0.00%	0.37%	0.00%	0.37%

For more information about these changes and about the portfolios in general, refer to the DFA Investment Dimensions Group Inc. prospectus.

A15070 (08/15)